Related Party Disclosures - Additional Information (Details) - Individual	Jun. 30, 2025	Jun. 30, 2024
Board of directors
Disclosure of transactions between related parties [line items]
Number of Individuals	5	4
Key management
Disclosure of transactions between related parties [line items]
Number of Individuals	9